Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	$ 19,004	$ 18,428
Other payables and accrued liabilities	13,315	11,400
Accounts payable and accrued liabilities	$ 32,319	$ 29,828